DEFINED CONTRIBUTION 401 (k) PLAN (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Defined Contribution 401 K Plan Details Narrative
Contributions of company	$ 14,000	$ 13,000